Annual Fund Operating Expenses - Class I2 - Transamerica Global Equity - I2	Mar. 01, 2021
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	none
Other expenses	0.20%	[1]
Total annual fund operating expenses	0.99%

[1]	Other expenses are based on estimates for the current fiscal year.